CONSOLIDATED STATEMENTS OF CASH FLOWS	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Cash flows from operating activities:
Net income/(loss)	$ 332,117,375	¥ 2,160,855,280	¥ (1,636,230,855)	¥ 2,399,395,247
Adjustments to reconcile net income to cash provided by operating activities:
Share-based compensation	281,851,760	1,833,812,105	3,559,718,706	642,596,474
Equity in (income) / loss of affiliates	10,008,156	65,116,066	(601,883,179)	135,780,312
Gain on deconsolidation of subsidiaries			(252,000)	(2,294,451,702)
Loss from disposal of property, equipment and software	8,013,206	52,136,323	8,871,987	33,986,560
Gain on disposal of cost method investment	(211,251,004)	(1,374,462,407)	(149,066,258)
Gain on disposal of available-for-sale investment	(6,140,402)	(39,951,298)	(140,651,759)
Gain on disposal of equity method investment	(343,451)	(2,234,593)
Gain from disposal of a subsidiary	(1,754,052)	(11,412,387)
Impairments of cost method investment	21,405,634	139,271,481	11,628,980
Impairments of available-for-sale investment	41,760,725	271,707,804	36,357,902
Provision/impairment related to an equity method investment	148,685,890	967,395,005
Provision for doubtful accounts	15,053,760	97,944,278	32,339,617	32,080,786
Depreciation of property, equipment and software	75,281,051	489,801,100	461,391,147	255,966,352
Amortization of intangible assets and land use rights	60,464,559	393,400,562	257,444,573	60,247,658
Deferred income tax expenses/(benefits)	(26,420,740)	(171,901,260)	23,475,428	86,464,693
Changes in current assets and liabilities, net of assets acquired and liabilities assumed/disposed of in business combinations/dispositions net of deconsolidations:
Increase in accounts receivable	(5,337,598)	(34,728,011)	(1,332,377,049)	(1,002,531,319)
(Increase)/ Decrease in due from related parties	39,813,478	259,038,434	(601,601,918)	(81,376,345)
(Increase) /Decrease in prepayments and other current assets	62,995,694	409,868,886	591,425,514	(2,224,053,491)
(Increase) /Decrease in long-term receivables	6,890,133	44,829,270	75,371,314	(381,458,105)
Increase in accounts payable	26,296,300	171,091,615	1,251,267,578	2,098,144,678
Increase/(Decrease) in due to related parties	(55,213,369)	(359,234,745)	583,479,889	236,779,810
Increase in salary and welfare payable	146,585,375	953,728,427	1,259,133,720	271,783,211
Increase /(Decrease) in taxes payable	(21,472,394)	(139,705,838)	(778,280,444)	281,472,256
Increase/(Decrease) in advances from customers	(52,345,171)	(340,573,384)	2,270,992,194	2,056,500,006
Increase /(Decrease) in accrued liability for customer reward program	(7,461,850)	(48,549,037)	64,823,864	162,493,908
Increase in other payables and accruals	196,981,013	1,281,617,550	25,351,540	278,988,927
Net cash provided by operating activities	1,086,464,078	7,068,861,226	5,272,730,491	3,048,809,916
Cash flows from investing activities:
Purchase of property, equipment and software	(72,409,888)	(471,120,452)	(682,831,310)	(638,133,430)
Cash paid for long-term investments	(236,839,357)	(1,540,947,911)	(5,408,471,460)	(4,232,366,913)
Cash paid for business combinations, net of cash acquired	(47,429,316)	(308,589,355)	(9,157,391,070)	4,112,960,205
Purchase of intangible assets	(3,545,057)	(23,065,204)	(6,210,651)	(20,000,000)
(Increase) /Decrease in restricted cash	(661,839)	(4,306,124)	525,250,267	(760,873,462)
Increase in short-term investments	(2,141,890,582)	(13,935,782,692)	(5,934,919,483)	(1,447,586,170)
Increase in long-term loan receivable				(872,200,000)
Cash repayment from long-term receivables			212,217,989	872,200,000
Cash received from loans to the users	67,733,984	440,697,616
Cash paid for loans to the users	(89,097,236)	(579,693,345)
Net change in loans to the users	(38,697,364)	(251,776,662)
Cash received from disposal of equity method investments	802,965	5,224,333	17,665,162
Cash received from disposal of cost method investments	222,520,929	1,447,787,923	317,155,061
Cash received from disposal of available-for-sale investments			382,387,499	61,980,000
Cash used from deconsolidation of a subsidiary, net of cash disposed			(90,331,000)	(1,502,561,561)
Cash disposed from disposal of a subsidiary net of cash received	(1,641,477)	(10,679,942)
Net cash used in investing activities	(2,341,154,238)	(15,232,251,815)	(19,825,478,996)	(4,426,581,331)
Cash flows from financing activities:
Proceeds from short-term bank loans	328,478,188	2,137,177,635	1,979,869,005	644,411,544
Proceeds from long-term bank loans	953,157,076	6,201,525,881	2,550,000,000
Proceeds from exercise of share options	112,465,663	731,735,342	211,720,242	52,117,597
Repurchase of ordinary shares				(872,290,891)
Cash paid for acquisition of additional equity stake in subsidiaries	(270,426,886)	(1,759,478,448)	(6,532,152,666)	(46,236,902)
Cash paid for settlement of convertible notes			(2,033,967,447)
Cash received from non-controlling investors	8,892,836	57,859,460	86,609,482	275,972,483
Proceeds from issuance convertible preferred shares by a subsidiary				725,512,513
Proceeds from issuance of senior convertible notes, net of issuance costs			6,544,966,036	14,736,200,000
Proceeds from sale of warrants				523,404,000
Purchase of Purchased Call Option				(805,504,000)
Proceeds from Early Termination of Purchased Call Option	99,941,001	650,246,133
Proceeds from issuance of ordinary shares, net of issuance costs			10,652,571,135
Repayment of loans due to related parties			(1,820,911,519)
Proceeds from repayment of loans due from related parties			651,053,394
Net cash provided by financing activities	1,232,507,878	8,019,066,003	12,289,757,662	15,233,586,344
Effect of foreign exchange rate changes on cash and cash equivalents	(7,279,864)	(47,364,978)	1,481,997,420	58,971,946
Net increase/ (decrease) in cash and cash equivalents	(29,462,146)	(191,689,564)	(780,993,423)	13,914,786,875
Cash and cash equivalents, beginning of year	2,833,358,629	18,434,681,251	19,215,674,674	5,300,887,799
Cash and cash equivalents, end of year	2,803,896,483	18,242,991,687	18,434,681,251	19,215,674,674
Supplemental disclosure of cash flow information
Cash paid during the year for income taxes	242,146,650	1,575,478,750	411,766,790	243,828,898
Cash paid for interest, net of amounts capitalized	187,255,989	1,218,343,638	593,546,761	242,114,200
Supplemental schedule of non-cash investing and financing activities
Conversion of convertible senior notes	368,221,572	2,395,760,015	2,604,871,611	118,973,721
Non-cash consideration paid for business acquisitions, investments and non-controlling interest	(181,238,930)	(1,179,194,851)	(14,625,921,507)	(32,590,874,841)
Share exchange for equity investment (Note 8)			(2,498,763,234)
Accruals related to purchase of property, equipment and software	(6,523,857)	(42,446,173)	(22,855,856)	(48,486,734)
Share issuance for the investments				(35,077,310)
Unpaid cash consideration for business acquisitions and acquisition of additional shares of subsidiary (Note 2)	$ (96,165,607)	¥ (625,682,288)	¥ (497,434,415)	¥ (110,302,844)